Leases, Lease Cost (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Lease Cost [Abstract]
Operating lease costs	$ 686,563	$ 659,230
Total lease cost	686,563	659,230
Cash payments	$ 686,563	$ 659,230